Amortization and depreciation expense - Summary of Amortization and Depreciation Expenses (Detail) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Depreciation and amortisation expense [abstract]
Amortization of intangible assets (note 7)	SFr 2,682	SFr 3,448
Depreciation of rights-of-use assets (note 8)	537	392
Depreciation of property and equipment (note 9)	99	20
Total amortization and depreciation expense	SFr 3,318	SFr 3,860